Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Jun. 30, 2018
ASSETS
Cash	$ 4,668,745	$ 961,280
Short-term investments	4,078,244
Trade receivables	128,847
Inventories	114,533
Prepayments	58,764
Other current assets	249,155
Assets from discontinued operation		66,213,669
Total current assets	9,298,288	67,174,949
Property and equipment, net	604,095
Deposits for plant, property and equipment	665,380
Intangible assets	73,854
Other noncurrent assets	204,932
Total Assets	10,846,549	67,174,949
LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)
Trade payable	91,202
Unearned income	40,849
Other current liabilities	129,983
Warrants liabilities	1,432,648	312,963
Liabilities directly associated with the assets from discontinued operation		89,669,272
Total Liabilities	1,694,682	89,982,235
Shareholders' Equity (Deficit)
Ordinary shares, $0.0001 par value share, 150,000,000 shares authorized 26,180,314 and 12,660,314 shares issued and outstanding at June 30, 2019 and 2018, respectively	2,618	1,266
Preferred shares, par value $0.0001 per share, 5,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	17,625,612	57,187,910
Accumulated deficit	(8,174,141)	(83,279,164)
Accumulated other comprehensive (loss) income	(302,222)	3,282,702
Total Shareholders' Equity (Deficit)	9,151,867	(22,807,286)
Total Liabilities and Shareholders' Equity (Deficit)	$ 10,846,549	$ 67,174,949